DERIVATIVES ACTIVITIES - Derivative Mark-to-Market (MTM) Receivables/Payables (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Derivative Mark-to-Market (MTM) Receivables/Payables
Netting of cash collateral received	$ (47,625,000,000)	$ (34,893,000,000)
Netting of cash collateral paid	(47,769,000,000)	(39,094,000,000)
Cash collateral paid	0
Non-cash collateral paid	0
Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Cash collateral received, gross		138,000,000
Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	886,237,000,000	795,239,000,000
Cash collateral paid, net of amount used to offset derivative liabilities	6,523,000,000	6,073,000,000
Less: Netting agreements to assets	(777,178,000,000)	(713,598,000,000)
Netting of cash collateral received	(47,625,000,000)	(34,893,000,000)
Total trading account derivatives, assets	67,957,000,000	52,821,000,000
Cash collateral received	(867,000,000)	(365,000,000)
Non-cash collateral received	(10,043,000,000)	(7,478,000,000)
Total Net receivables	57,047,000,000	44,978,000,000
Cash collateral paid, gross	54,292,000,000	45,167,000,000
Does not meet applicable offsetting guidance, assets	11,000,000,000	16,000,000,000
Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Less: Netting agreements to assets		(392,000,000,000)
Less: Netting agreements to liabilities		(392,000,000,000)
Trading accounts assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Less: Netting agreements to assets		(317,000,000,000)
Less: Netting agreements to liabilities		(317,000,000,000)
Trading accounts assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Less: Netting agreements to assets		(5,000,000,000)
Less: Netting agreements to liabilities		(5,000,000,000)
Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	883,193,000,000	791,119,000,000
Cash collateral received, net of amount used to offset derivative assets	9,846,000,000	8,827,000,000
Less: Netting agreements to liabilities	(777,178,000,000)	(713,598,000,000)
Netting of cash collateral paid	(47,769,000,000)	(39,094,000,000)
Total derivative liabilities	68,092,000,000	47,254,000,000
Cash collateral paid	(11,000,000)	(5,000,000)
Non-cash collateral paid	(6,264,000,000)	(3,345,000,000)
Total Net payables	61,817,000,000	43,904,000,000
Cash collateral received, gross	57,471,000,000	43,720,000,000
Does not meet applicable offsetting guidance, liabilities	10,000,000,000	16,000,000,000
Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Less: Netting agreements to assets	(509,000,000,000)
Less: Netting agreements to liabilities	(510,000,000,000)
Netting of cash collateral paid	(46,000,000,000)	(33,000,000,000)
Trading accounts liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Less: Netting agreements to assets	(263,000,000,000)
Less: Netting agreements to liabilities	(264,000,000,000)
Netting of cash collateral paid	(2,000,000,000)	(6,000,000,000)
Trading accounts liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Less: Netting agreements to assets	(5,000,000,000)
Less: Netting agreements to liabilities	(3,000,000,000)
Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	4,326,000,000	4,290,000,000
Cash collateral paid, net of amount used to offset derivative liabilities	123,000,000	82,000,000
Less: Netting agreements to assets	0	0
Netting of cash collateral received	(1,791,000,000)	(2,951,000,000)
Total trading account derivatives, assets	2,658,000,000	1,421,000,000
Cash collateral received	0	0
Non-cash collateral received	(1,293,000,000)	(341,000,000)
Total Net receivables	1,365,000,000	1,080,000,000
Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	1,784,000,000	1,729,000,000
Cash collateral received, net of amount used to offset derivative assets	7,000,000	282,000,000
Less: Netting agreements to liabilities	0	0
Netting of cash collateral received	(15,000,000)
Netting of cash collateral paid	(15,000,000)	0
Total derivative liabilities	1,776,000,000	2,011,000,000
Cash collateral paid		0
Non-cash collateral paid		0
Total Net payables	1,776,000,000	2,011,000,000
Cash collateral received, gross	1,798,000,000	3,233,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	9,693,000,000	5,001,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	1,815,000,000	2,135,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	3,795,000,000	4,076,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	1,027,000,000	1,149,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	5,808,000,000	3,461,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	1,508,000,000	956,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	4,300,000,000	2,505,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	1,072,000,000	891,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	204,000,000	306,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	868,000,000	585,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	3,117,000,000	3,087,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	3,117,000,000	3,082,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	5,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	439,000,000	854,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	414,000,000	854,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	25,000,000	0
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	3,885,000,000	1,540,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	3,885,000,000	1,540,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	743,000,000	1,244,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	743,000,000	1,244,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	678,000,000	989,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	678,000,000	989,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	588,000,000	293,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	588,000,000	293,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables		0
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables		0
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables		0
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables		0
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables		0
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables		0
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables		2,000,000
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables		2,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	876,544,000,000	790,238,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	881,378,000,000	788,984,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	531,000,000	214,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	757,000,000	580,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	632,645,000,000	624,919,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	376,778,000,000	313,772,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	255,847,000,000	311,114,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	20,000,000	33,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	621,210,000,000	616,335,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	359,689,000,000	297,115,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	261,499,000,000	319,190,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	22,000,000	30,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	253,000,000	64,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	106,000,000	37,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	6,000,000	27,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	141,000,000	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	185,000,000	14,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	9,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	21,000,000	5,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	164,000,000	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	152,109,000,000	91,014,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	151,736,000,000	89,847,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Trading accounts assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	366,000,000	1,119,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Trading accounts assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	7,000,000	48,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	158,083,000,000	87,393,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	157,650,000,000	86,147,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Trading accounts liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	387,000,000	1,191,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Trading accounts liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	46,000,000	55,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	79,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	79,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Other assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Other assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	17,000,000	3,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	17,000,000	3,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Other liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Other liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Equity contracts | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	24,752,000,000	24,877,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Equity contracts | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	20,425,000,000	19,080,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Equity contracts | Trading accounts assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	16,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Equity contracts | Trading accounts assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	4,311,000,000	5,797,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Equity contracts | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	32,469,000,000	34,292,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Equity contracts | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	28,333,000,000	28,458,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Equity contracts | Trading accounts liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	35,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Equity contracts | Trading accounts liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	4,101,000,000	5,834,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Equity contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Equity contracts | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Equity contracts | Other assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Equity contracts | Other assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Equity contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Equity contracts | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Equity contracts | Other liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Equity contracts | Other liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Commodity and other contract options | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	23,520,000,000	9,082,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Commodity and other contract options | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	19,943,000,000	7,921,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Commodity and other contract options | Trading accounts assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	3,577,000,000	1,161,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Commodity and other contract options | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	26,186,000,000	10,170,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Commodity and other contract options | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	23,103,000,000	9,059,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Commodity and other contract options | Trading accounts liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	3,083,000,000	1,111,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Commodity and other contract options | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Commodity and other contract options | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Commodity and other contract options | Other assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Commodity and other contract options | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Commodity and other contract options | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Commodity and other contract options | Other liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	43,518,000,000	40,346,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	39,412,000,000	38,496,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Trading accounts assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	4,106,000,000	1,850,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	43,430,000,000	40,794,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	39,439,000,000	38,247,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Trading accounts liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	3,991,000,000	2,547,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	278,000,000	71,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	265,000,000	71,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Other assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	13,000,000	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	555,000,000	563,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	384,000,000	563,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Other liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	171,000,000	0
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Purchased | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	18,430,000,000	13,673,000,000
Derivative payables		28,158,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Purchased | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	25,972,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Sold | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	25,088,000,000	26,673,000,000
Derivative payables		12,636,000,000
Derivative instruments not designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Sold | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	$ 17,458,000,000